COST REDUCTION ACTIONS (Details) $ in Millions	12 Months Ended
	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($) item
Restructuring charges:
Charges, Net of Reversals	$ 51.1	$ 59.4
2015/2016 Actions
Restructuring charges:
Charges, Net of Reversals		$ 14.3
Number of position reduced as a result of Cost Reduction Actions | item		625